UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ];                            Amendment Number:
                                                                           -----
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Spencer Capital Management, LLC
Address:   1995 Broadway
           Suite 1801
           New York, NY 10023

Form 13F File Number: 28-12316

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth H. Shubin Stein
Title:    Managing Member, Spencer Capital Management, LLC
Phone:    (212) 586-4190

Signature, Place, and Date of Signing:


/s/ Kenneth Shubin Stein         New York, New York             August 14, 2007
------------------------         ------------------             ---------------
[Signature]                        [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $ 286,257 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                            FORM 13F INFORMATION TABLE

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----------------------- ---------- ------------ --------- --------------------------- ----------- ---------- -----------------------
        Column 1         Column 2     Column 3   Column 4            Column 5          Column 6     Column 7           Column 8
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
     Name of Issuer      Title of      CUSIP     Value    Shrs /      SH /   Put/Call  Investment     Other        Voting Authority
                          Class                 (x$1000)  Prn Amt     PRN              Discretion   Managers
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
                                                                                                             Sole    Shared    None
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
  THE BANCORP INC CMN      COM       05969A105   6,556      293,220    SH               DEFINED      N/A             293,220
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
    BANKRATE INC CMN       COM       06646V108    105        2,095     SH      PUT      DEFINED      N/A              2,095
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
 BERKSHIRE HATHAWAY INC   CL A       084670108   4,598         42      SH               DEFINED      N/A               42
   CL-A (DEL) CLASS A
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
 BORDERS GROUP INC CMN     COM       099709107   42,878    2,249,619   SH               DEFINED      N/A            2,249,619
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
 BORDERS GROUP INC CMN     COM       099709107   4,862       8,240     SH     CALL      DEFINED      N/A              8,240
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
CELEBRATE EXPRESS, INC.    COM       15100A104   13,480    1,491,197   SH               DEFINED      N/A            1,491,197
          CMN
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
 CROSSTEX ENERGY, INC.     COM       22765Y104   22,050     767,483    SH               DEFINED      N/A             767,483
          CMN
------------------------ ---------- ------------ --------- ----------- ------ -------- ----------- ---------- ----------------------
  ISHARES RUSSELL 2000  RUSSELL      464287655   8,526       15,293    SH      PUT      DEFINED      N/A             15,293
       INDEX FUND         2000
------------------------ ---------- ------------ --------- ----------- ------ -------- ----------- ---------- ----------------------
      MBIA INC CMN         COM       55262C100    685         985      SH      PUT      DEFINED      N/A               985
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
  MGIC INVESTMENT CORP     COM       552848103    869         887      SH      PUT      DEFINED      N/A               887
      COMMON STOCK
------------------------ ---------- ------------ --------- ----------- ------ -------- ----------- ---------- ----------------------
 MCGRAW-HILL COMPANIES     COM       580645109    286        1,379     SH      PUT      DEFINED      N/A              1,379
        INC CMN
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
    MOODYS CORP CMN        COM       615369105    542        1,033     SH      PUT      DEFINED      N/A              1,033
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
  PMI GROUP, INC. CMN      COM       69344M101    598         956      SH      PUT      DEFINED      N/A               956
------------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- ---------------------
  RADIAN GROUP INC CMN     COM       750236101    735         896      SH      PUT      DEFINED      N/A               896
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
  RESOURCE AMERICA INC     COM       761195205   31,815    1,543,679   SH               DEFINED      N/A            1,543,679
    CL-A CMN CLASS A
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
     SEARS HOLDINGS        COM       812350106   3,475       20,500    SH               DEFINED      N/A             20,500
    CORPORATION CMN
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
TYCO INTERNATIONAL LTD.    COM       902124106   4,812      142,400    SH               DEFINED      N/A             142,400
          CMN
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
TYCO INTERNATIONAL LTD.    COM       902124106   4,060       7,807     SH     CALL      DEFINED      N/A              7,807
          CMN
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
TYCO INTERNATIONAL LTD.
          CMN              COM       902124106   31,453      21,995    SH     CALL      DEFINED      N/A             21,995
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------

WINN-DIXIE STORES, INC.    COM       974280307   62,527    2,134,030   SH               DEFINED      N/A            2,134,030
    CMN SERIES CLASS
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
 TEEKAY CORPORATION CMN    COM       Y8564W103   36,536     630,916    SH               DEFINED      N/A             630,916
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- -----------------------
 TEEKAY CORPORATION CMN    COM       Y8564W103   4,809       1,661     SH     CALL      DEFINED      N/A              1,661
----------------------- ---------- ------------ --------- ----------- ------ -------- ----------- ---------- ----- ---------- ------



REPORT SUMMARY       22 DATA RECORDS   $286,257    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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